Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		R$ 41,015	R$ 36,613
Indemnification asset	[1]	203,942	180,417
Total		207,188	194,859
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset		1,347	1,801
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		1,899	2,126
Labor proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings	[2]	24,988	9,966
Escrow-account
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		10,614	4,473
Indemnification asset		R$ 0	R$ 10,515

[1]	Refers to an indemnification asset of the seller (Cogna) and recognized at the date of the business combination, of the acquisition of Somos, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$203,942 (R$ 180,417 on December 31, 2022). This asset is indexed to CDI (Certificates of Interbank Deposits).
[2]	The most relevant lawsuit involves a labor claim related to the payment of termination benefits and other labor charges amounting to R$18,661. The Company was included in the legal process by the Court, on the allegation that it was part of an Economic Group. There has never been any corporate, legal, or hierarchical relationship between the Company and the defendant.